Goodwill	12 Months Ended
Dec. 31, 2022
Business Combination, Goodwill [Abstract]
Goodwill
8.	Goodwill

	December 31, 2021	December 31, 2022

	RMB in thousands
Beginning balance	1,295,786	2,338,303
Additions (Note 25)	1,042,517	386,827

Ending balance	2,338,303	2,725,130

No impairment charge was recognized for the years ended December 31, 2020, 2021 and 2022, respectively.